UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 99.46%	Shares	Value
	Administrative and Support Services - 0.48%
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	$286,500
IILG	Interval Leisure Group, Inc.*	200	2,694
ID	L-1 Identity Solutions, Inc.*^	20,000	234,600
			523,794
	Amusement, Gambling, and Recreation Industries - 0.35%
DIS	The Walt Disney Co.	11,619	384,705

	Asset Management - 0.58%
URB/A CN	Urbana Corp. - Class A*	240,000	272,913
GROW	US Global Investors, Inc. - Class A^	48,000	303,360
WSDT	WisdomTree Investments, Inc.*^	24,000	58,800
			635,073
	Broadcasting (except Internet) - 5.99%
LBTYK	Liberty Global, Inc. - Series C*^	100,707	3,077,606
2008 HK	Phoenix Satellite Television Holdings Limited	882,000	300,106
SNI	Scripps Networks Interactive - Class A	65,000	3,092,700
SIRI	Sirius XM Radio, Inc.*^	46,000	55,200
			6,525,612
	Computer and Electronic Product Manufacturing - 6.49%
AAPL	Apple, Inc.*	5,000	1,418,750
EMC	EMC Corporation*^	110,000	2,234,100
JDSU	JDS Uniphase Corporation*^	40,260	498,821
NTAP	NetApp, Inc.*^	45,000	2,240,550
QCOM	QUALCOMM Inc.^	15,000	676,800
			7,069,021
	Credit Intermediation and Related Activities - 2.65%
BR	Broadridge Financial Solutions, Inc.	100,000	2,287,000
NTRS	Northern Trust Corp.^	2,000	96,480
TREE	Tree.com, Inc.*^	10,033	65,716
WU	The Western Union Company	25,000	441,750
			2,890,946
	Data Processing, Hosting and Related Services - 0.53%
ACXM	Acxiom Corporation*^	30,150	478,179
CSGP	CoStar Group, Inc.*^	2,000	97,420
			575,599
	Data Processor - 2.85%
MA	Mastercard, Inc. - Class A	6,000	1,344,000
VRSK	Verisk Analytics, Inc. - Class A*	10,000	280,100
V	Visa, Inc. - Class A^	20,000	1,485,200
			3,109,300
	Defense - 5.19%
CACI	CACI International Inc. - Class A*	55,000	2,489,300
MANT	ManTech International Corporation - Class A*	80,000	3,168,000
			5,657,300
	Diversified Financials - 1.41%
NAT BB	Compagnie Nationale a Portefeuille	29,485	1,537,477

	Educational Services - 0.32%
EDU	New Oriental Education & Technology Group, Inc. - ADR*^	3,550	346,409

	European Exchanges - 0.24%
DB1 GR	Deutsche Boerse AG	4,000	266,898

	Gaming - 0.70%
200 HK	Melco International Development Limited*	1,500,000	765,577

	Global Exchanges - 7.01%
388 HK	Hong Kong Exchanges & Clearing Limited	104,000	2,048,139
JSE SJ	JSE Limited	60,000	633,119
8697 JP	Osaka Securities Exchange Co., Ltd.	144	706,373
SGX SP	Singapore Exchange Limited	620,000	4,252,452
			7,640,083
	Holding Company - 1.80%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	25
IEP	Icahn Enterprises LP	18,000	660,600
LUK	Leucadia National Corporation*	55,180	1,303,352
			1,963,977
	Management of Companies and Enterprises - 0.18%
SATS	EchoStar Corporation - Class A*	10,000	190,800

	Media - 2.20%
LINTA	Liberty Media Corp. - Interactive - Class A*	174,500	2,392,395

	Motion Picture and Sound Recording Industries - 9.50%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	150,000	4,786,500
SINA	SINA Corporation*^	30,000	1,517,400
TWX	Time Warner, Inc.	86,666	2,656,313
WMG	Warner Music Group Corp.*^	310,000	1,395,000
			10,355,213
	Non-Store Retailers - 7.54%
EBAY	eBay, Inc.*^	45,000	1,098,000
HSNI	HSN, Inc.*	200	5,980
IACI	IAC/InterActiveCorp*^	60,740	1,595,640
OSTK	Overstock.com, Inc.*^	1,000	15,720
RBA	Ritchie Bros. Auctioneers, Incorporated^	162,000	3,364,740
SOHU	Sohu.com Inc.*^	18,000	1,037,160
BID	Sotheby's^	30,000	1,104,600
			8,221,840
	Other Exchanges - 1.03%
ASX AU	ASX Ltd.	18,000	566,648
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	554,400
			1,121,048
	Other Information Services - 11.78%
BIDU	Baidu.com, Inc. - ADR*^	97,000	9,954,140
EXPE	Expedia, Inc.^	4,000	112,840
GOOG	Google Inc. - Class A*	3,200	1,682,528
NTES	NetEase.com Inc. - ADR*	6,000	236,640
YHOO	Yahoo! Inc.*^	60,000	850,200
			12,836,348
	Performing Arts, Spectator Sports, and Related Industries - 0.09%
LYV	Live Nation Entertainment, Inc.*	10,294	101,705

	Prepackaged Software - 0.71%
CHKP	Check Point Software Technologies Ltd.*^	21,000	775,530

	Professional, Scientific, and Technical Services - 4.83%
JRJC	China Finance Online Company - ADR*^	10,000	71,000
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	2,514,330
INFY	Infosys Technologies Limited - ADR^	30,000	2,019,300
ICGE	Internet Capital Group, Inc.*	15,000	165,450
MWW	Monster Worldwide, Inc.*	2,000	25,920
PCLN	Priceline.com Incorporated*^	500	174,170
SAPE	Sapient Corporation	20,000	239,400
UNTD	United Online, Inc.^	10,000	57,200
			5,266,770
	Publishing Industries (except Internet) - 13.91%
SSP	The E.W. Scripps Company - Class A*^	848,139	6,683,335
MFE	McAfee, Inc.*	15,000	708,900
MSFT	Microsoft Corp.	15,000	367,350
ROVI	Rovi Corporation*^	112,880	5,690,281
SYMC	Symantec Corporation*	30,000	455,100
WPO	The Washington Post Company - Class B^	3,130	1,250,153
			15,155,119
	Real Estate - 0.25%
12 HK	Henderson Land Development Company Limited	38,000	270,594

	Rental and Leasing Services - 1.61%
CDCO	Comdisco Holding Company, Inc.*	194,400	1,749,600

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.78%
CME	CME Group, Inc.	7,300	1,901,285
ICE	IntercontinentalExchange Inc.*	13,000	1,361,360
LAB	LaBranche & Co. Inc.*	193,490	754,611
MKTX	MarketAxess Holdings, Inc.	6,000	101,880
			4,119,136
	Special Purpose Entity - 0.04%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	25
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	48,786
			48,811
	Telecommunications - 2.89%
CHU	China Unicom (Hong Kong) Limited - ADR^	159,793	2,326,586
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	634,373
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR	45,000	180,000
SNSH	Sunshine PCS Corporation - Class A*	149	5,215
			3,146,174
	U.S. Equity Exchanges - 1.77%
NDAQ	The NASDAQ OMX Group*	49,235	956,636
NYX	NYSE Euronext	34,000	971,380
			1,928,016
	Warehousing and Storage - 0.76%
IRM	Iron Mountain Incorporated^	37,147	829,864

	TOTAL COMMON STOCKS		108,400,734
	(cost $67,678,825 )

		Principal
	ESCROW NOTES - 0.00%	Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0
	TOTAL ESCROW NOTES		0
	(cost $0 )

	RIGHTS - 1.35%	Shares
	Rental and Leasing Services - 1.35%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#*^	12,240,699	1,468,884
	TOTAL RIGHTS		1,468,884
	(cost $3,253,775)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 37.76%
	Investment Companies - 37.76%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	41,158,754	41,158,754
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $41,158,754)

	TOTAL INVESTMENTS - 138.57%		$151,028,372
	(cost $112,091,354)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $39,161,474 at September 30, 2010.
#	- Contingent value right (contingent upon profitability of company).
+	- Security is considered illiquid. The aggregate value of such securities is $48,811 or 0.04% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments	$113,894,126
	Gross unrealized appreciation			49,746,177
	Gross unrealized depreciation			(12,611,931)
	Net unrealized appreciation	$37,134,246

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1		Level 2	Level 3		Total
	Common Stocks	$108,351,923		$—	$48,811	(1)	$108,400,734
	Escrow Notes	—		—	—	*	—	*
	Rights	1,468,884		—	—		1,468,884
	Investments Purchased with the Cash						—
	Proceeds from Securities Lending	41,158,754		—	—		41,158,754
	Total Investments in Securities	$150,979,561		$—	$48,811		$151,028,372

	*Amount is less than $0.50.

	(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:
	Special Purpose Entity			$48,811

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Description	Investments in Securities		Written Option Contracts
	Balance as of December 31, 2009	$—	*	$—
	Accrued discounts/premiums	—		—
	Realized gain (loss)	—		—
	Change in unrealized appreciation (depreciation)	48,811		—
	Net purchases (sales)	—		—
	Transfer in and/or out of Level 3	—		—
	Balance as of September 30, 2010	$48,811		$—

	*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 97.38%	Shares	Value
	Asset Management - 1.43%
8739 JP	SPARX Group Co., Ltd.*	800	$68,519

	Banks - 5.58%
COMPARTO MM	Banco Compartamos SA de CV	8,000	50,946
BCH	Banco De Chile - ADR^	1,000	89,860
8309 JP	Chuo Mitsui Trust Holdings, Inc.	15,000	49,772
8053 JP	Sumitomo Corp.	5,900	76,047
			266,625
	Beverage and Tobacco Product Manufacturing - 0.76%
SMC PM	San Miguel Corporation	21,700	36,542

	Capital Goods - 6.18%
8001 JP	ITOCHU Corporation	7,100	64,978
8002 JP	Marubeni Corporation	10,500	59,368
8058 JP	Mitsubishi Corporation	3,050	72,377
8031 JP	Mitsui & Co., Ltd.	4,700	69,926
2768 JP	Sojitz Corporation	16,000	28,749
			295,398
	Chemical Manufacturing - 9.55%
GSK	GlaxoSmithKline plc - ADR	2,105	83,190
MRK GR	Merck KGaA	500	42,002
SNY	Sanofi-Aventis - ADR	1,890	62,842
SHPGY	Shire PLC - ADR^	1,820	122,450
SQM	Sociedad Quimica y Minera de Chile SA - ADR^	2,000	96,480
SYT	Syngenta AG - ADR	1,000	49,790
			456,754
	Commercial Banking - 0.45%
MFG	Mizuho Financial Group, Inc. - ADR^	7,500	21,525

	Computer and Electronic Product Manufacturing - 5.96%
6954 JP	Fanuc Ltd.	200	25,467
MR	Mindray Medical International Limited - ADR^	3,000	88,710
1066 HK	Shandong Weigao Group Medical Polymer Company Limited - Class H	60,000	170,901
			285,078
	Consumer Retailing - 2.56%
BRK-U CN	The Brick Group Income Fund - Class A*	49,500	122,198

	Credit Intermediation and Related Activities - 4.60%
8511 JP	Japan Securities Finance Co., Ltd.	12,000	68,711
MTU	Mitsubishi UFJ Financial Group, Inc. - ADR^	6,000	27,780
8512 JP	Osaka Securities Finance Co. Ltd.	11,800	23,464
8403 JP	The Sumitomo Trust and Banking Co., Ltd.	20,000	100,144
			220,099
	Crop Production - 2.24%
CRESY	Cresud S.A.C.I.F.y A. - ADR	3,590	57,584
KWS GR	KWS Saat AG	300	49,363
			106,947
	Data Processing, Hosting and Related Services - 0.68%
SUM CN	Solium Capital Inc.*	25,000	32,681

	Diversified Financials - 1.33%
8601 JP	Daiwa Securities Group Inc.	10,000	40,369
2337 JP	Ichigo Group Holdings Co., Ltd.*	200	23,311
			63,680
	Energy - 0.29%
MAU FP	Establissements Maurel et Prom	1,000	13,755

	Food & Staples Retailing - 3.76%
CA FP	Carrefour SA	1,200	64,479
CO FP	Casino Guichard-Perrachon SA	600	54,934
DFI SP	Dairy Farm International Holdings Limited	2,800	21,280
MEO GR	Metro AG	600	39,057
			179,750
	Food and Beverage Stores - 0.97%
TSCO LN	Tesco plc	7,000	46,624

	Food Manufacturing - 4.48%
BARN SW	Barry Callebaut AG	100	78,207
CPF TB	Charoen Pokphand Foods Public Company Limited	100,000	83,196
1334 JP	Maruha Nichiro Holdings, Inc.	10,000	16,651
2897 JP	Nissin Foods Holdings Co., Ltd.	1,000	36,117
			214,171
	Food Services and Drinking Places - 1.25%
JFC PM	Jollibee Foods Corporation	17,700	37,106
LIQ-U CN	Liquor Stores Income Fund	1,500	22,889
			59,995
	Funds, Trusts, and Other Financial Vehicles - 4.33%
AER CN	Groupe Aeroplan, Inc.	8,000	98,280
JAZ-U CN	Jazz Air Income Fund	11,775	53,330
1615 JP	TOPIX Banks ETF	40,000	55,582
			207,192
	Global Exchanges - 1.03%
8697 JP	Osaka Securities Exchange Co., Ltd.	10	49,054

	Household & Personal Products - 0.76%
8113 JP	Unicharm Corporation	900	36,224

	Machinery Manufacturing - 0.55%
KHDHF	KHD Humboldt Wedag International AG*^	1,750	13,912
KWG GR	KHD Humboldt Wedag International AG	1,528	12,499
			26,411
	Materials - 0.47%
3402 JP	Toray Industries, Inc.	4,000	22,281

	Merchant Wholesalers, Nondurable Goods - 2.77%
NOBL SP	Noble Group Limited	23,181	33,315
OLAM SP	Olam International Limited	40,000	99,156
			132,471
	Mining (except Oil and Gas) - 3.79%
BVN	Cia de Minas Buenaventura S.A. - ADR	1,500	67,770
ELT AU	Elementos Limited*	7,424	1,579
ORE AU	Orocobre Ltd.*	30,000	59,443
TTT	Terra Nova Realty Corp.*	7,000	52,220
			181,012
	Oil & Gas & Consumable Fuels - 4.30%
EC	Ecopetrol SA - ADR^	4,355	181,821
PLNG IN	Petronet LNG Ltd. - PN	10,000	23,578
			205,399
	Oil and Gas Extraction - 1.18%
PRE CN	Pacific Rubiales Energy Corporation*	2,000	56,235

	Other Information Services - 1.97%
CPU AU	Computershare Limited	10,000	94,238

	Pharmaceuticals & Biotechnology - 2.07%
CSL AU	CSL Limited	3,100	99,028

	Pharmaceuticals, Biotechnology & Life Sciences - 1.93%
BSLN SW	Basilea Pharmaceutica AG*	750	46,749
ICLL AV	Intercell AG*	2,000	45,314
			92,063
	Primary Metal Manufacturing - 0.69%
SIM	Grupo Simec, S.A. de C.V. - ADR*	4,500	32,850

	Professional, Scientific, and Technical Services - 0.82%
PTS CN	Points International Ltd.*	55,000	39,022

	Rail Transportation - 2.29%
CNI	Canadian National Railway Company	1,000	64,020
CP	Canadian Pacific Railway Limited	750	45,698
			109,718
	Real Estate - 3.14%
4321 JP	Kenedix, Inc.*	100	17,729
8802 JP	Mitsubishi Estate Company Ltd.	4,000	65,069
8801 JP	Mitsui Fudosan Co., Ltd.	4,000	67,465
			150,263
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.15%
111 HK	Cinda International Holdings Ltd.*	300,000	62,251
NMR	Nomura Holdings, Inc. - ADR	8,500	40,545
			102,796
	Support Activities for Transportation - 4.76%
AIO AU	Asciano Group*	45,000	71,766
BXB AU	Brambles Limited	12,000	72,723
ICT PM	International Container Terminal Services, Inc.	60,600	53,026
WTE-U CN	Westshore Terminals Income Fund	1,500	30,192
			227,707
	Technology Hardware & Equipment - 2.02%
1211 HK	BYD Company Limited - Class H	12,000	96,432

	Telecommunications - 1.15%
NTT	Nippon Telegraph & Telephone Corporation - ADR	2,500	54,800

	Transportation - 1.56%
9706 JP	Japan Airport Terminal Co., Ltd.	4,500	74,389

	Utilities - 1.58%
EOC	Empresa Nacional de Electricidad S.A. (Endesa-Chile) - ADR	750	40,523
ENI	Enersis S.A. - ADR	1,500	35,265
			75,788
	TOTAL COMMON STOCKS		4,655,714
	(cost $4,069,223 )

	PREFERRED STOCKS - 1.37%
	Banks - 1.37%
CIB	Bancolombia S.A. - ADR	1,000	65,630

	Telecommunications - 0.00%
PTVIP.PK	PTV, Inc. - Series A, CLB*	487	29

	TOTAL PREFERRED STOCKS		65,659
	(cost $47,055 )

	WARRANTS - 0.00%
	Oil & Gas & Consumable Fuels - 0.00%
B4PM666	Maurel Et Prom Cw14 Warrant
	Expiration Date: 6/30/2014
	Strike Price: $14.20*	1,000	215
	TOTAL WARRANTS		215
	(cost $0)

	SHORT-TERM INVESTMENTS - 0.05%
	Money Market Funds - 0.05%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	2,231	2,231
	TOTAL SHORT-TERM INVESTMENTS		2,231
	(cost $2,231)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 10.15%
	Investment Companies - 10.15%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	485,405	485,405
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		485,405
	(cost $485,405)

	TOTAL INVESTMENTS - 108.95%		$5,209,224
	(cost $4,603,914)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $467,002 at September 30, 2010.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
PN	- Participatory Note.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments				$4,616,543
	Gross unrealized appreciation					807,077
	Gross unrealized depreciation					(214,396)
	Net unrealized appreciation				$592,681

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1	Level 2		Level 3	Total
	Common Stocks	$4,632,135	$23,579	(1)	$—	$4,655,713
	Preferred Stocks	65,659	—		—	65,659
	Warrants	215	—		—	215
	Short-Term Investments	2,231	—		—	2,231
	Investments Purchased with the Cash					—
	Proceeds from Securities Lending	485,405	—		—	485,405
	Total Investments in Securities	$5,185,645	$23,579		$—	$5,209,223

	(1) The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industries:
	Oil & Gas & Consumable Fuels					$23,578

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 98.61%	Shares	Value
	Air Transportation - 0.97%
670 HK	China Eastern Airlines Corporation Limited - Class H*	7,125,000	$4,352,771
1055 HK	China Southern Airlines Company Limited - Class H*	11,923,000	6,915,136
			11,267,907
	Asset Management - 4.71%
BX	The Blackstone Group LP^	177,118	2,247,627
BAM	Brookfield Asset Management Inc. - Class A	1,466,894	41,615,783
CNS	Cohen & Steers, Inc.^	151,641	3,290,610
EV	Eaton Vance Corp.	186,519	5,416,511
PZN	Pzena Investment Management, Inc. - Class A^	183,486	1,260,549
URB/A CN	Urbana Corp. - Class A*	398,178	452,783
806 HK	Value Partners Group Limited	620,000	433,105
WSDT	WisdomTree Investments, Inc.*^	12,000	29,400
			54,746,368
	Beverage and Tobacco Product Manufacturing - 2.27%
168 HK	Tsingtao Brewery Co. Limited - Class H	4,590,000	26,443,738

	Broadcasting (except Internet) - 0.32%
SNI	Scripps Networks Interactive - Class A	77,523	3,688,545

	Chemical Manufacturing - 2.88%
FRX	Forest Laboratories, Inc.*	91,249	2,822,332
NVO	Novo-Nordisk A/S - ADR^	54,064	5,322,060
SNY	Sanofi-Aventis - ADR	42,040	1,397,830
SIAL	Sigma-Aldrich Corp.^	396,700	23,952,746
			33,494,968
	Credit Intermediation and Related Activities - 2.19%
BK	The Bank of New York Mellon Corp.^	407,475	10,647,322
FMCC	Federal Home Loan Mortgage Corporation*^	5,612,010	1,661,155
FNMA	Federal National Mortgage Association*^	5,043,380	1,379,869
NTRS	Northern Trust Corp.^	18,488	891,861
SBKFF	State Bank of India - GDR^	56,610	8,164,764
STT	State Street Corporation	70,482	2,654,352
UCBH	UCBH Holdings, Inc.*^	112,751	1,353
			25,400,676
	Data Processor - 1.11%
MA	Mastercard, Inc. - Class A^	56,040	12,552,960
V	Visa, Inc. - Class A^	4,363	323,996
			12,876,956
	Defense - 0.46%
CACI	CACI International Inc. - Class A*^	117,896	5,335,973

	European Exchanges - 0.57%
BME SM	Bolsas y Mercados Espanoles	31,900	852,795
DB1 GR	Deutsche Boerse AG	86,762	5,789,141
			6,641,936
	Funds, Trusts, and Other Financial Vehicles - 0.71%
GDX	Market Vectors Gold Miners ETF^	147,046	8,224,283

	Gaming - 6.92%
LVS	Las Vegas Sands Corp.*^	1,040,068	36,246,370
200 HK	Melco International Development Limited*	1,901,000	970,242
MGM	MGM Mirage*^	775,164	8,743,850
WYNN	Wynn Resorts Limited^	397,350	34,478,059
			80,438,521
	General Merchandise Stores - 0.79%
SHLD	Sears Holdings Corporation*^	126,579	9,131,409

	Global Exchanges - 12.66%
388 HK	Hong Kong Exchanges & Clearing Limited	4,418,440	87,015,167
JSE SJ	JSE Limited	480,143	5,066,464
8697 JP	Osaka Securities Exchange Co., Ltd.	4,370	21,436,452
SGX SP	Singapore Exchange Limited	4,894,603	33,571,074
			147,089,157
	Holding Company - 8.97%
BRK/A	Berkshire Hathaway Inc. - Class A*	247	30,751,500
BRK/B	Berkshire Hathaway Inc. - Class B*^	197,491	16,328,556
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	288
IEP	Icahn Enterprises LP^	368,735	13,532,574
LUK	Leucadia National Corporation*	1,827,372	43,162,527
WSC	Wesco Financial Corporation	1,215	435,152
			104,210,597
	Insurance - 0.65%
PWF CN	Power Financial Corporation	265,620	7,512,433

	Insurance Carriers and Related Activities - 3.59%
ABK	Ambac Financial Group, Inc.*^	987,322	547,964
LFC	China Life Insurance Co., Limited - ADR^	157,755	9,383,267
MKL	Markel Corporation*^	34,528	11,898,004
MBI	MBIA Inc.*^	495,610	4,980,880
2328 HK	PICC Property & Casualty Co. Ltd. - Class H*	2,590,000	3,505,030
2318 HK	Ping An Insurance Group Company of China Limited - Class H	1,115,745	11,389,188
			41,704,333
	Mining (except Oil and Gas) - 6.18%
AAUKY	Anglo American PLC - ADR^	1,333,959	26,505,765
CCJ	Cameco Corporation^	112,394	3,116,686
FNV CN	Franco-Nevada Corporation	941,162	29,609,694
RTP	Rio Tinto Plc - ADR*^	184,888	10,858,472
1171 HK	Yanzhou Coal Mining Company Limited - Class H	695,000	1,705,510
			71,796,127
	Motion Picture and Sound Recording Industries - 1.69%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	277,639	8,859,460
TWX	Time Warner, Inc.	154,798	4,744,559
WMG	Warner Music Group Corp.*^	1,353,242	6,089,589
			19,693,608
	Non-Store Retailers - 0.69%
BID	Sotheby's^	218,883	8,059,272

	Oil and Gas Extraction - 10.37%
CNQ	Canadian Natural Resources Ltd.	780,156	26,993,398
COS-U CN	Canadian Oil Sands Trust	1,218,816	30,165,696
CVE	Cenovus Energy Inc.^	220,659	6,348,359
ECA	EnCana Corporation	228,085	6,895,010
IMO	Imperial Oil Ltd.^	202,232	7,648,414
NXY	Nexen Inc.	356,400	7,163,640
PWE	Penn West Energy Trust^	222,853	4,472,660
PBR	Petroleo Brasileiro S.A. - ADR^	27,160	985,093
SD	SandRidge Energy, Inc.*^	104,487	593,486
SU	Suncor Energy, Inc.	894,700	29,122,485
WZGRF	WesternZagros Resources Ltd.*	291,462	107,645
			120,495,886
	Other Exchanges - 1.78%
ASX AU	ASX Ltd.	528,405	16,634,433
FTIS LI	Financial Technologies (India) Ltd. - GDR	233,708	899,776
X CN	TMX Group Inc.	102,355	3,146,553
			20,680,762
	Pipeline Transportation - 0.09%
135 HK	Kunlun Energy Co., Ltd.	816,200	1,054,064

	Plastics and Rubber Products Manufacturing - 0.80%
JAH	Jarden Corporation^	299,104	9,311,107

	Port and Harbor Operations - 0.03%
3382 HK	Tianjin Port Development Holdings Ltd.	1,512,000	354,671

	Publishing Industries (except Internet) - 0.03%
SSP	The E.W. Scripps Company - Class A*^	42,499	334,892

	Rail Transportation - 3.27%
CSX	CSX Corp.	243,345	13,461,845
NSC	Norfolk Southern Corp.^	194,929	11,600,225
UNP	Union Pacific Corp.^	158,446	12,960,883
			38,022,953
	Real Estate - 9.13%
ALX	Alexander's, Inc. - REIT^	5,195	1,640,477
1 HK	Cheung Kong (Holdings) Limited	1,063,240	16,115,407
FCE/A	Forest City Enterprises, Inc. - Class A*^	829,561	10,643,268
GGP	General Growth Properties, Inc. - REIT	1,781,094	27,785,067
10 HK	Hang Lung Group Limited	206,500	1,348,038
12 HK	Henderson Land Development Company Limited	2,652,000	18,884,629
823 HK	The Link - REIT	4,544,000	13,470,037
JOE	The St. Joe Company*^	146,133	3,634,327
TPL	Texas Pacific Land Trust^	147,325	5,893,000
VNO	Vornado Realty Trust - REIT^	26,688	2,282,625
4 HK	Wharf Holdings Ltd.	687,000	4,418,348
			106,115,223
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.61%
CME	CME Group, Inc.	89,499	23,310,015
ICE	IntercontinentalExchange Inc.*^	292,052	30,583,685
LAB	LaBranche & Co. Inc.*^	420,000	1,638,000
LSE LN	London Stock Exchange Group plc	899,213	9,619,593
			65,151,293
	Support Activities for Transportation - 3.58%
995 HK	Anhui Expressway Co. Ltd. - Class H	3,301,000	2,212,338
694 HK	Beijing Capital International Airport Company Limited - Class H	28,024,000	14,736,452
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,640,720	2,909,987
177 HK	Jiangsu Expressway Company Ltd. - Class H	3,825,500	4,008,496
548 HK	Shenzhen Expressway Company Limited - Class H	5,716,000	2,991,031
107 HK	Sichuan Expressway Co. Limited - Class H	15,435,000	10,344,574
576 HK	Zhejiang Expressway Co., Limited - Class H	4,672,000	4,407,746
			41,610,624
	Telecommunications - 0.67%
CHU	China Unicom (Hong Kong) Limited - ADR^	492,123	7,165,311
762 HK	China Unicom Limited	396,000	579,797
			7,745,108
	U.S. Equity Exchanges - 2.43%
NDAQ	The NASDAQ OMX Group*^	402,020	7,811,249
NYX	NYSE Euronext	716,372	20,466,748
			28,277,997
	Utilities - 2.49%
BIP	Brookfield Infrastructure Partners LP^	67,276	1,305,155
CPN	Calpine Corporation*	1,135,102	14,132,020
991 HK	Datang International Power Generation Company Limited - Class H	15,737,000	6,571,577
NRG	NRG Energy, Inc.*^	63,033	1,312,347
RRI	RRI Energy, Inc.*^	1,580,444	5,610,576
			28,931,675
	TOTAL COMMON STOCKS		1,145,843,062
	(cost $993,490,094)

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
13199ACT6	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	$200,000	0
13199ACY5	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	1,000,000	0
13199ACU3	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
13199ACV1	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
13199ADC2	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	0
	TOTAL ESCROW NOTES		0
	(cost $0)

	CONVERTIBLE BONDS - 1.16%
	Real Estate - 1.16%
029169AA7	American Real Estate
	4.000%, 08/15/2013 Acquired 01/22/2009-01/23/2009 at $7,421,715■	10,000,000	9,200,000
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014^	4,000,000	4,245,000
			13,445,000
	TOTAL CONVERTIBLE BONDS		13,445,000
	(cost $10,472,622)

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009 Acquired 10/19/2006-3/29/2007
	at $7,902,157 (Default Effective 4/29/2005)*	9,503,880	475
	TOTAL CORPORATE BONDS		475
	(cost $7,355,131)

	WARRANTS - 0.01%	Shares
	Real Estate - 0.01%
B563405	Henderson Land Development Company Limited
	Expiration Date: 6/01/2011
	Strike Price: $58.00*	569,400	164,387
	TOTAL WARRANTS		164,387
	(cost $0)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 22.39%
	Investment Companies - 22.39%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.30%b	260,170,743	260,170,743
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		260,170,743
	(cost $260,170,743)

	TOTAL INVESTMENTS - 122.17%		$1,419,623,667
	(cost $1,271,488,590)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $243,271,486 at September 30, 2010.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
■	- Restricted Security
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
GDR	- Global Depository Receipt.
REIT	- Real Estate Investment Trust

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments				$1,331,658,384
	Gross unrealized appreciation						290,497,290
	Gross unrealized depreciation						(202,532,007)
	Net unrealized appreciation				$87,965,283

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions
	a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1		Level 2	Level 3		Total
	Common Stocks	$1,145,843,062		$—	$—		$1,145,843,062
	Escrow Notes	—		—	—	*	—	*
	Convertible Bonds	—		13,445,000	—		13,445,000
	Corporate Bonds	—		475	—		475
	Warrants	—		164,387	—		164,387
	Investments Purchased with the Cash
	Proceeds from Securities Lending	260,170,743		—	—		260,170,743
	Total Investments in Securities	$260,170,743		$13,609,862	$—	*	$273,780,605

	*Amount is less than $0.50.

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Description	Investments in Securities		Written Option Contracts
	Balance as of December 31, 2009	$2,620,751		$—
	Accrued discounts/premiums	—		—
	Realized gain (loss)	—		—
	Change in unrealized appreciation (depreciation)	—		—
	Net purchases (sales)	(2,620,751)		—
	Transfer in and/or out of Level 3	—		—
	Balance as of September 30, 2010	$—	*	$—

	*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 95.45%	Shares	Value
	Ambulatory Health Care Services - 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$1,500

	Chemical Manufacturing - 4.04%
LONN VX	Lonza Group AG	15,000	1,281,484
MMRF	MMRGlobal Inc.*	43,000	3,225
			1,284,709
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	2,000	2,540

	Funds, Trusts, and Other Financial Vehicles - 0.03%
IBLTZ	IMPATH Bankruptcy Liquidating Trust - Class A*	26,000	9,381

	Pharmaceutical & Biotechnology - 86.74%
ABT	Abbott Laboratories	28,000	1,462,720
ATLN VX	Actelion Ltd.*	10,000	400,651
AEZS	AEterna Zentaris Inc.*^	102,500	132,225
ALKS	Alkermes, Inc.*^	31,000	454,150
AGEN	Antigenics, Inc.*^	892	883
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	70,650
AZN	AstraZeneca PLC - ADR^	17,000	861,900
ATB CN	Atrium Innovations Inc.*^	4,884	69,920
BIIB	Biogen Idec, Inc.*	37,250	2,090,470
BPAX	BioSante Pharmaceuticals, Inc.*^	13,476	22,640
BMY	Bristol-Myers Squibb Company^	48,000	1,301,280
CLDX	Celldex Therapeutics Inc.*^	26,294	105,176
CEPH	Cephalon, Inc.*^	21,000	1,311,240
1093 HK	China Pharmaceutical Group Limited	1,640,000	847,600
CBST	Cubist Pharmaceuticals, Inc.*^	38,000	888,820
DCGNQ	deCODE genetics, Inc.*^+	11,000	77
DNDN	Dendreon Corporation*^	29,000	1,194,220
LLY	Eli Lilly & Company	36,000	1,315,080
EPCT	EpiCept Corporation*^	680	433
GENZ	Genzyme Corporation*	28,538	2,020,205
GSK	GlaxoSmithKline plc - ADR	37,673	1,488,837
HGSI	Human Genome Sciences, Inc.*^	21,000	625,590
IMGN	ImmunoGen, Inc.*^	14,000	87,780
ISIS	Isis Pharmaceuticals, Inc.*^	27,000	226,800
ISA CN	Isotechnika Pharma Inc.*	40,000	13,607
JNJ	Johnson & Johnson	30,000	1,858,800
LIFE	Life Technologies Corporation*	36,000	1,680,840
MAXY	Maxygen, Inc.*^	30,000	173,700
MYRX	Myrexis Inc.*	63,000	243,180
COX FP	NicOx SA*	41,535	143,878
NVS	Novartis AG - ADR^	35,000	2,018,450
ONTY	Oncothyreon, Inc.*^	28,333	98,882
PTIE	Pain Therapeutics, Inc.*^	38,000	234,840
PFE	Pfizer, Inc.	56,000	961,520
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	329,260
SNY	Sanofi-Aventis - ADR	38,000	1,263,500
SVNT	Savient Pharmaceuticals Inc.*^	25,000	571,750
SCR	Simcere Pharmaceutical Group - ADR*^	58,000	574,780
TGEN	Targeted Genetics Corp.*	1,000	400
TELK	Telik, Inc.*^	116,000	83,520
VICL	Vical Incorporated*^	82,500	183,975
VPHM	ViroPharma Incorporated*	10,000	149,100
			27,563,329
	Pharmaceutical and Medicine Manufacturing - 1.64%
4508 JP	Mitsubishi Tanabe Pharma Corporation	32,000	521,322

	Professional, Scientific, and Technical Services - 2.99%
AFFX	Affymetrix, Inc.*	134,000	611,040
AMRI	Albany Molecular Research, Inc.*	53,000	338,140
			949,180
	TOTAL COMMON STOCKS		30,322,580
	(cost $30,051,457 )

		Principal
	ESCROW NOTES - 0.00%	Amount
	Special Purpose Entity - 0.00%
053ESC992	Avigen Inc. Escrow*+	$51,000	0
	TOTAL ESCROW NOTES		0
	(cost $0)

	RIGHTS - 0.02%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.02%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	1,144
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	968
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	3,520
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	880
	TOTAL RIGHTS		6,512
	(cost $0)

	SHORT-TERM INVESTMENTS - 4.52%
	Money Market Funds - 4.52%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	753,782	753,782
FFCXX	First American Tax Free Obligations Fund - Class Y, 0.00%b	683,355	683,355
	TOTAL SHORT-TERM INVESTMENTS		1,437,137
	(cost $1,437,137)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 31.65%
	Investment Companies - 31.65%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	10,056,829	10,056,829
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		10,056,829
	(cost $10,056,829)

	TOTAL INVESTMENTS - 131.64%		$41,823,058
	(cost $41,545,423)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $9,471,624 at September 30, 2010.
+	- Security is considered illiquid. The aggregate value of such securities is $77 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments			$41,612,232
	Gross unrealized appreciation					5,742,798
	Gross unrealized depreciation					(5,522,591)
	Net unrealized appreciation			$220,207

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1	Level 2	Level 3		Total
	Common Stocks	$30,331,884	$—	$77	(1)	$30,331,961
	Escrow Notes	—	—	—	*	—	*
	Rights	—	6,512	—		6,512
	Short-Term Investments	1,437,137	—	—		1,437,137
	Investments Purchased with the Cash
	Proceeds from Securities Lending	10,056,829	—	—		10,056,829
	Total Investments in Securities	$41,825,850	$6,512	$77		$41,832,439

	*Amount is less than $0.50.

	(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:
	Pharmaceutical & Biotechnology		$77

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Description	Investments in Securities	Written Option Contracts
	Balance as of December 31, 2009	$—	$—
	Accrued discounts/premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfer in and/or out of Level 3	77	—
	Balance as of September 30, 2010	$77	$—

	Transfers between Levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 99.47%	Shares	Value
	Air Transportation - 7.42%
CEA	China Eastern Airlines Corporation Limited - ADR*^	59,028	$1,803,305
670 HK	China Eastern Airlines Corporation Limited - Class H*	3,211,000	1,961,649
ZNH	China Southern Airlines Company Limited - ADR*^	69,494	2,016,716
1055 HK	China Southern Airlines Company Limited - Class H*	9,020,000	5,231,445
			11,013,115
	Asset Management - 5.30%
BNBMF	BAM Investments Ltd.*	125,540	1,549,575
CNS	Cohen & Steers, Inc.^	83,623	1,814,619
EV	Eaton Vance Corp.	32,090	931,893
PZN	Pzena Investment Management, Inc. - Class A	103,410	710,427
SII CN	Sprott, Inc.	1,680	8,229
URB/A CN	Urbana Corp. - Class A*	481,071	547,044
GROW	US Global Investors, Inc. - Class A	95,235	601,885
806 HK	Value Partners Group Limited	608,000	424,723
WSDT	WisdomTree Investments, Inc.*^	524,420	1,284,829
			7,873,224
	Beverage and Tobacco Product Manufacturing - 6.19%
168 HK	Tsingtao Brewery Co. Limited - Class H	1,595,700	9,193,088

	Commercial Banking - 1.28%
BLBD LI	BLOM Bank s.a.l. - GDR	19,924	1,892,780

	Credit Intermediation and Related Activities - 3.11%
BR	Broadridge Financial Solutions, Inc.	73,300	1,676,371
CATY	Cathay General Bancorp^	45,037	535,490
CLFC	Center Financial Corporation*^	85,100	433,159
EWBC	East West Bancorp, Inc.	31,794	517,606
FBOD	First Bank of Delaware*	80,025	133,642
HAFC	Hanmi Financial Corporation*^	106,923	136,861
NARA	Nara Bancorp, Inc.*	85,910	606,525
PFBC	Preferred Bank Los Angeles*^	46,803	77,225
UCBH	UCBH Holdings, Inc.*	182,396	2,189
WIBC	Wilshire Bancorp, Inc.^	75,810	495,797
			4,614,865
	Defense - 1.06%
CACI	CACI International, Inc. - Class A*	17,988	814,137
MANT	ManTech International Corporation - Class A*	19,275	763,290
			1,577,427
	Food Services and Drinking Places - 0.47%
OCX CN	Onex Corporation	24,860	698,516

	Gaming - 0.69%
200 HK	Melco International Development Limited*	1,999,000	1,020,260

	Global Exchanges - 10.87%
JSE SJ	JSE Limited	403,739	4,260,249
8697 JP	Osaka Securities Exchange Co., Ltd.	810	3,973,347
SGX SP	Singapore Exchange Limited	1,151,880	7,900,508
			16,134,104
	Holding Company - 6.42%
IEP	Icahn Enterprises LP	252,424	9,263,961
WSC	Wesco Financial Corporation	746	267,180
			9,531,141
	Insurance Carriers and Related Activities - 2.33%
GLRE	Greenlight Capital Re, Ltd. - Class A*	51,000	1,276,020
MBI	MBIA Inc.*^	217,800	2,188,890
			3,464,910
	Mining (except Oil and Gas) - 6.64%
FNV CN	Franco-Nevada Corporation	183,416	5,770,411
GLW CN	Gold Wheaton Gold Corporation*	40,450	124,232
IMN CN	Inmet Mining Corporation	71,140	3,963,208
			9,857,851
	Motion Picture and Sound Recording Industries - 5.02%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	114,144	3,642,335
WMG	Warner Music Group Corp.*^	847,890	3,815,505
			7,457,840
	Non-Store Retailers - 2.45%
RBA	Ritchie Bros. Auctioneers, Incorporated^	15,077	313,149
BID	Sotheby's^	90,299	3,324,809
			3,637,958
	Oil and Gas Extraction - 0.93%
SEMUF	Siem Industries Inc.*	29,342	1,379,074

	Other Exchanges - 0.90%
FTIS LI	Financial Technologies (India) Ltd. - GDR	208,390	802,301
NZX NZ	NZX Ltd.*	462,420	532,668
			1,334,969
	Pharmaceutical & Biotechnology - 0.39%
1093 HK	China Pharmaceutical Group Limited	1,105,000	571,096

	Pipeline Transportation - 2.03%
135 HK	Kunlun Energy Co., Ltd.	989,000	1,277,223
NEGI	National Energy Group, Inc.	207,595	813,772
PVG	Penn Virginia GP Holdings LP	40,634	928,893
SUG	Southern Union Company	1	12
			3,019,900
	Plastics and Rubber Products Manufacturing - 3.05%
JAH	Jarden Corporation	145,360	4,525,057

	Port and Harbor Operations - 0.07%
3382 HK	Tianjin Port Development Holdings Ltd.	460,000	107,903

	Publishing Industries (except Internet) - 1.08%
ROVI	Rovi Corporation*^	29,770	1,500,706
VALU	Value Line, Inc.^	7,615	105,620
			1,606,326
	Rail Transportation - 0.01%
525 HK	Guangshen Railway Company Limited - Class H	58,000	21,604

	Real Estate - 7.91%
ALX	Alexander's, Inc.^	6,369	2,011,203
BLMC	Biloxi Marsh Lands Corporation	100	1,490
KEWL	Keweenaw Land Association Ltd.	190	34,200
823 HK	The Link REIT	660,000	1,956,475
TPL	Texas Pacific Land Trust	193,503	7,740,120
			11,743,488
	Rental and Leasing Services - 0.05%
CDCO	Comdisco Holding Company, Inc.*	7,560	68,040

	Restaurants - 0.54%
WEN	Wendy's/Arby's Group, Inc. - Class A	177,496	804,057

	Securities, Commodity Contracts, and Other Financial Investments and
	Related Activities - 4.50%
ICE	IntercontinentalExchange Inc.*	14,390	1,506,921
JEF	Jefferies Group, Inc.^	215,800	4,896,502
LAB	LaBranche & Co. Inc.*	67,582	263,570
RHJI BB	RHJ International*	800	6,598
SWS	SWS Group, Inc.	1,000	7,170
			6,680,761
	Support Activities for Transportation - 12.58%
694 HK	Beijing Capital International Airport Company Limited - Class H	9,014,000	4,740,022
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,265,000	3,597,924
548 HK	Shenzhen Expressway Company Limited - Class H	539,000	282,044
107 HK	Sichuan Expressway Co. Limited - Class H	14,364,100	9,626,854
576 HK	Zhejiang Expressway Co., Limited - Class H	451,000	425,491
			18,672,335
	Telecommunications - 0.04%
CIBY	CIBL, Inc.	18	9,000
LICT	Lynch Interactive Corporation*	16	37,600
SNSH	Sunshine PCS Corporation - Class A*	208	7,280
			53,880
	U.S. Equity Exchanges - 0.65%
NDAQ	The NASDAQ OMX Group*	49,620	964,117

	Utilities - 3.04%
CPN	Calpine Corporation*	113,960	1,418,802
1071 HK	Huadian Power International Corporation - Class H	800,000	200,029
PICO	PICO Holdings, Inc.*	28,851	861,491
RRI	RRI Energy, Inc.*^	571,640	2,029,322
			4,509,644
	Waste Management and Remediation Services - 2.45%
CVA	Covanta Holding Corporation	230,839	3,635,714

	TOTAL COMMON STOCKS		147,665,044
	(cost $124,575,239)

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
13199ADC2	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	0
	TOTAL ESCROW NOTES		0
	(cost $0)

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-5/17/2007
	at $741,082 (Default Effective 4/29/2005)*	2,783,965	139
	TOTAL CORPORATE BONDS		139
	(cost $1,236,720)

	RIGHTS - 0.46%	Shares
	Rental and Leasing Services - 0.46%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00*#	5,634,807	676,177
	TOTAL RIGHTS		676,177
	(cost $1,577,064)

	SHORT-TERM INVESTMENTS - 0.04%
	Money Market Funds - 0.04%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	61,078	61,078
	TOTAL SHORT-TERM INVESTMENTS		61,078
	(cost $61,078)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 18.22%
	Investment Companies - 18.22%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	27,054,951	27,054,951
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		27,054,951
	(cost $27,054,951)

	TOTAL INVESTMENTS - 118.19%		$175,457,389
	(cost $154,505,052)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $25,306,344 at
	September 30, 2010.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments	$168,040,260
	Gross unrealized appreciation			47,843,922
	Gross unrealized depreciation			(40,426,793)
	Net unrealized appreciation	$7,417,129

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1		Level 2	Level 3		Total
	Common Stocks	$147,665,044		$—	$—		$147,665,044
	Escrow Notes	—		—	—	*	—	*
	Corporate Bonds	—		139	—		139
	Rights	676,177		—	—		676,177
	Short-Term Investments	61,078					61,078
	Investments Purchased with the Cash
	Proceeds from Securities Lending	27,054,951		—	—		27,054,951
	Total Investments in Securities	$175,457,250		$139	$—	*	$175,457,389
	*Amount is less than $0.50.

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1.

	Transfers into Level 2	$—
	Transfers out of Level 2	(2,004,640)
	Net transfers in and/or out of Level 2	$(2,004,640)

	A transfer was made out of Level 2 due to the security being priced on an exchange.

	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Description	Investments in Securities		Written Option Contracts
	Balance as of December 31, 2009	$—	*	$—
	Accrued discounts/premiums	—		—
	Realized gain (loss)	—		—
	Change in unrealized appreciation (depreciation)	—		—
	Net purchases (sales)	—		—
	Transfer in and/or out of Level 3	—		—
	Balance as of September 30, 2010	$—	*	$—

	*Amount is less than $0.50.

	Transfers between Levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

There were no holdings to report as of September 30, 2010 for the Kinetics Government Money Market Portfolio.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 100.51%	Shares	Value
	Asset Management - 16.70%
AB	AllianceBernstein Holding LP^	7,172	$189,412
BNBMF	BAM Investments Ltd.*	31,090	383,753
BX	The Blackstone Group LP	68,399	867,983
BAM	Brookfield Asset Management Inc. - Class A	41,875	1,187,994
CNS	Cohen & Steers, Inc.^	47,577	1,032,421
EV	Eaton Vance Corp.	30,804	894,548
BEN	Franklin Resources, Inc.	1,591	170,078
LM	Legg Mason, Inc.^	35,655	1,080,703
PZN	Pzena Investment Management, Inc. - Class A	152,370	1,046,782
SII CN	Sprott, Inc.	43,155	211,392
TROW	T. Rowe Price Group, Inc.^	5,979	299,338
URB/A CN	Urbana Corp. - Class A*	356,004	404,825
GROW	US Global Investors, Inc. - Class A	33,170	209,634
806 HK	Value Partners Group Limited	1,712,000	1,195,930
WSDT	WisdomTree Investments, Inc.*^	11,350	27,807
			9,202,600
	Commercial Banking - 1.36%
3988 HK	Bank of China Ltd. - Class H	488,000	255,986
939 HK	China Construction Bank Corp. - Class H	289,000	253,285
1398 HK	Industrial & Commercial Bank of China - Class H	322,000	239,876
			749,147
	Credit Intermediation and Related Activities - 6.98%
BK	The Bank of New York Mellon Corp.	28,310	739,740
BR	Broadridge Financial Solutions, Inc.	61,501	1,406,528
CATY	Cathay General Bancorp^	3,237	38,488
CLFC	Center Financial Corporation*^	5,454	27,761
EWBC	East West Bancorp, Inc.	3,204	52,161
FMCC	Federal Home Loan Mortgage Corporation*^	399,985	118,396
FNMA	Federal National Mortgage Association*^	379,150	103,735
HAFC	Hanmi Financial Corporation*^	6,157	7,881
NARA	Nara Bancorp, Inc.*	6,164	43,518
NTRS	Northern Trust Corp.	15,354	740,677
PFBC	Preferred Bank Los Angeles*^	2,605	4,298
STT	State Street Corporation	13,865	522,156
UCBH	UCBH Holdings, Inc.*	6,803	82
WIBC	Wilshire Bancorp, Inc.^	6,341	41,470
			3,846,891
	Data Processor - 6.50%
DST	DST Systems, Inc.	5,020	225,097
FISV	Fiserv, Inc.*	3,606	194,075
MA	Mastercard, Inc. - Class A	6,326	1,417,024
MSCI	MSCI Inc. - Class A*	19,731	655,267
VRSK	Verisk Analytics, Inc. - Class A*	5,117	143,327
V	Visa, Inc. - Class A^	12,750	946,815
			3,581,605
	European Exchanges - 1.27%
DB1 GR	Deutsche Boerse AG	10,508	701,140

	Food Services and Drinking Places - 1.37%
OCX CN	Onex Corporation	26,930	756,678

	Global Exchanges - 14.83%
388 HK	Hong Kong Exchanges & Clearing Limited	174,650	3,439,494
JSE SJ	JSE Limited	158,335	1,670,749
8697 JP	Osaka Securities Exchange Co., Ltd.	159	779,953
SGX SP	Singapore Exchange Limited	332,727	2,282,106
			8,172,302
	Holding Company - 4.09%
BRK/A	Berkshire Hathaway Inc. - Class A*	12	1,494,000
IEP	Icahn Enterprises LP	20,728	760,718
			2,254,718
	Insurance - 1.81%
PWF CN	Power Financial Corporation	35,240	996,680

	Insurance Carriers and Related Activities - 7.71%
ABK	Ambac Financial Group, Inc.*^	18,534	10,287
LFC	China Life Insurance Co., Limited - ADR^	13,710	815,471
2628 HK	China Life Insurance Co., Limited - Class H	114,000	450,338
MKL	Markel Corporation*	523	180,220
MBI	MBIA Inc.*^	62,115	624,256
2318 HK	Ping An Insurance Group Company of China Limited - Class H	212,400	2,168,115
			4,248,687
	Mining (except Oil and Gas) - 7.48%
FNV CN	Franco-Nevada Corporation	130,979	4,120,702

	Non-Store Retailers - 2.82%
BID	Sotheby's^	42,278	1,556,676

	Other Exchanges - 3.94%
ASX AU	ASX Ltd.	46,324	1,458,301
FTIS LI	Financial Technologies (India) Ltd. - GDR	130,084	500,823
IMAREX NO	IMAREX ASA*	1,850	14,155
NZX NZ	NZX Ltd.*	170,954	196,924
			2,170,203
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 17.83%
CBOE	CBOE Holdings Inc.^	91,700	1,837,668
CME	CME Group, Inc.	10,121	2,636,015
GFIG	GFI Group, Inc.	1,737	8,060
IBKR	Interactive Brokers Group, Inc. - Class A*	3,265	56,191
ICE	IntercontinentalExchange Inc.*	26,747	2,800,946
JEF	Jefferies Group, Inc.^	83,179	1,887,331
LAB	LaBranche & Co. Inc.*	86,430	337,077
LSE LN	London Stock Exchange Group plc	21,163	226,397
TLPR LN	Tullett Prebon plc	5,570	34,772
			9,824,457
	Support Activities for Transportation - 0.33%
995 HK	Anhui Expressway Co. Ltd. - Class H	54,000	36,191
177 HK	Jiangsu Expressway Company Ltd. - Class H	27,000	28,292
548 HK	Shenzhen Expressway Company Limited - Class H	24,000	12,558
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	76,403
576 HK	Zhejiang Expressway Co., Limited - Class H	32,000	30,190
			183,634
	Telecommunications - 0.02%
IRDM	Iridium Communications, Inc.*^	1,672	14,279

	U.S. Equity Exchanges - 5.37%
NDAQ	The NASDAQ OMX Group*	25,020	486,139
NYX	NYSE Euronext	86,530	2,472,162
			2,958,301
	Utilities - 0.10%
BIP	Brookfield Infrastructure Partners LP^	2,816	54,630

	TOTAL COMMON STOCKS		55,393,330
	(cost $54,821,626)

	SHORT-TERM INVESTMENTS - 0.04%
	Money Market Funds - 0.04%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	22,351	22,351
	TOTAL SHORT-TERM INVESTMENTS		22,351
	(cost $22,351)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 17.65%
	Investment Companies - 17.65%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	9,725,113	9,725,113
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		9,725,113
	(cost $9,725,113)

	TOTAL INVESTMENTS - 118.20%		$65,140,794
	(cost $64,569,090)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $8,913,695 at
	September 30, 2010.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments	$65,830,902
	Gross unrealized appreciation		10,839,818
	Gross unrealized depreciation		(11,529,926)
	Net unrealized depreciation	$(690,108)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1	Level 2	Level 3	Total
	Common Stocks	$55,393,330	$—	$—	$55,393,330
	Short-Term Investments	22,351	—	—	22,351
	Investments Purchased with the Cash
	Proceeds from Securities Lending	9,725,113	—	—	9,725,113
	Total Investments in Securities	$65,140,794	$—	$—	$65,140,794

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	COMMON STOCKS - 8.97%	Shares	Value
	Administrative and Support Services - 0.24%
TRIT	Tri-Tech Holding Inc.*	6,000	$63,300

	Machinery Manufacturing - 3.00%
AMN	Ameron International Corporation	5,246	356,518
ARF-U CN	Armtec Infrastructure Income Fund	12,650	236,058
ERII	Energy Recovery Inc.*^	51,108	183,478
			776,054
	Professional, Scientific, and Technical Services - 1.55%
TTEK	Tetra Tech, Inc.*	19,194	402,498

	Utilities - 4.18%
BRC-U CN	Brookfield Renewable Power Fund	11,250	227,865
CDZI	Cadiz Inc.*^	40,000	410,399
CWCO	Consolidated Water Co., Ltd.^	27,875	264,255
UU/ LN	United Utilities Group PLC	20,000	180,025
			1,082,544
	TOTAL COMMON STOCKS		2,324,396
	(cost $2,460,988)

	CONVERTIBLE BONDS - 5.97%	Principal Amount
	Oil and Gas Extraction - 5.97%
165167CB1	Chesapeake Energy Corporation
	2.250%, 12/15/2038	$2,000,000	1,547,500
	TOTAL CONVERTIBLE BONDS		1,547,500
	(cost $1,536,084)

	CORPORATE BONDS - 15.63%
	Chemical Manufacturing - 7.93%
629855AH0	Nalco Company
	8.875%, 11/15/2013	2,000,000	2,055,000
	Fabricated Metal Product Manufacturing - 7.70%
624758AB4	Mueller Water Products, Inc.
	7.375%, 6/01/2017#	2,250,000	1,996,875
	TOTAL CORPORATE BONDS		4,051,875
	(cost $4,109,860)

	WARRANTS - 0.08%	Shares
	Utilities - 0.08%
G2112E14	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Strike Price: $15.00*	40,000	20,000
	TOTAL WARRANTS		20,000
	(cost $48,000)

	SHORT-TERM INVESTMENTS - 18.46%
	Money Market Funds - 18.46%
FGVXX	First American Government Obligations Fund - Class Y, 0.00%*#b	954,404	954,404
FIUXX	First American Prime Obligations Fund - Class I, 0.00%#b	968,482	968,482
FAIXX	First American Prime Obligations Fund - Class Y, 0.00%#b	955,000	955,000
FFCXX	First American Tax Free Obligations Fund - Class Y, 0.00%#b	950,000	950,000
FOCXX	First American Treasury Obligations Fund - Class Y, 0.00%#b	955,230	955,230
	TOTAL SHORT-TERM INVESTMENTS		4,783,116
	(cost $4,783,116)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 2.91%
	Investment Companies - 2.91%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	754,260	754,260
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		754,260
	(cost $754,260)

	TOTAL INVESTMENTS - 52.02%		$13,481,147
	(cost $13,692,308)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $730,414 at
September 30, 2010.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written - September 30, 2010 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Administrative and Support Services
ACM 110319P00022500	Aecom Technology Corp.
	Expiration: March 2011, Exercise Price: $22.50	115	$16,388
ACM 110319P00025000	Aecom Technology Corp.
	Expiration: March 2011, Exercise Price: $25.00	170	42,500
			58,888
	Beverage and Tobacco Products
HEK 110319P00005000	Heckmann Corporation
	Expiration: March 2011, Exercise Price: $5.00	300	37,500
HHO 110319P00070000	Puro Water Group, Inc.
	Expiration: March 2011, Exercise Price: $70.00	1	385
			37,885
	Chemical Manufacturing
CCC 110122P00012500	Calgon Carbon Corporation
	Expiration: January 2011, Exercise Price: $12.50	500	25,000
CCC 110416P00012500	Calgon Carbon Corporation
	Expiration: April 2011, Exercise Price: $12.50	100	8,750
NLC 110319P00022500	Nalco Holding Co.
	Expiration: March 2011, Exercise Price: $22.50	200	24,000
			57,750
	Computer and Electronic Product Manufacturing
DHR 110319P00037000	Danaher Corporation
	Expiration: March 2011, Exercise Price: $37.00	145	22,838
DHR 120121P00035000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $35.00	40	11,200
			34,038
	Electrical Equipment, Appliance, and Component Manufacturing
FELE 110319P00030000	Franklin Electric Co., Inc.
	Expiration: March 2011, Exercise Price: $30.00	190	36,575

	Fabricated Metal Product Manufacturing
CVVT 110319P00010000	China Valves Technology, Inc.
	Expiration: March 2011, Exercise Price: $10.00	200	53,000
INSU 101218P00022500	Insituform Technologies, Inc. - Class A
	Expiration: December 2010, Exercise Price: $22.50	150	15,375
INSU 110319P00020000	Insituform Technologies, Inc. - Class A
	Expiration: March 2011, Exercise Price: $20.00	100	9,000
NWPX 110319P00015000	Northwest Pipe Company
	Expiration: March 2011, Exercise Price: $15.00	60	7,800
NWPX 110319P00017500	Northwest Pipe Company
	Expiration: March 2011, Exercise Price: $17.50	250	58,125
PNR 110219P00030000	Pentair, Inc.
	Expiration: February 2011, Exercise Price: $30.00	244	31,720
			175,020
	Funds, Trusts, and Other Financial Vehicles
PHO 110319P00015000	PowerShares Water Resources ETF
	Expiration: March 2011, Exercise Price: $15.00	580	40,600

	Heavy and Civil Engineering Construction
STRL 110319P00010000	Sterling Construction Company, Inc.
	Expiration: March 2011, Exercise Price: $10.00	165	8,663
STRL 110319P00012500	Sterling Construction Company, Inc.
	Expiration: March 2011, Exercise Price: $12.50	235	30,550
			39,213
	Machinery Manufacturing
AMN 110319P00055000	Ameron International Corporation
	Expiration: March 2011, Exercise Price: $55.00	60	15,750
AMN 110319P00060000	Ameron International Corporation
	Expiration: March 2011, Exercise Price: $60.00	70	28,350
DCI 110219P00030000	Donaldson Company, Inc.
	Expiration: February 2011, Exercise Price: $30.00	30	525
DCI 110219P00040000	Donaldson Company, Inc.
	Expiration: February 2011, Exercise Price: $40.00	65	6,338
DCI 110219P00045000	Donaldson Company, Inc.
	Expiration: February 2011, Exercise Price: $45.00	65	15,275
DGW 110319P00020000	Duoyuan Global Water Inc. - ADR
	Expiration: March 2011, Exercise Price: $20.00	240	193,199
ERII 110219P00005000	Energy Recovery Inc.
	Expiration: February 2011, Exercise Price: $5.00	110	16,775
ESE 110319P00030000	ESCO Technologies, Inc.
	Expiration: March 2011, Exercise Price: $30.00	290	63,075
ITT 110122P00045000	ITT Corporation
	Expiration: January 2011, Exercise Price: $45.00	135	29,025
LNN 110319P00030000	Lindsay Corporation
	Expiration: March 2011, Exercise Price: $30.00	200	14,500
PLL 110319P00035000	Pall Corporation
	Expiration: March 2011, Exercise Price: $35.00	220	29,150
ROP 110219P00060000	Roper Industries, Inc.
	Expiration: February 2011, Exercise Price: $60.00	100	25,000
HEAT 110319P00006000	SmartHeat, Inc.
	Expiration: March 2011, Exercise Price: $6.00	500	50,000
VMI 110319P00065000	Valmont Industries, Inc.
	Expiration: March 2011, Exercise Price: $65.00	20	8,100
VMI 110319P00070000	Valmont Industries, Inc.
	Expiration: March 2011, Exercise Price: $70.00	80	48,000
			543,062
	Professional, Scientific, and Technical Services
RINO 110319P00013000	RINO International Corporation
	Expiration: March 2011, Exercise Price: $13.00	250	72,499
RINO 110319P00014000	RINO International Corporation
	Expiration: March 2011, Exercise Price: $14.00	150	52,500
TTEK 110319P00017500	Tetra Tech, Inc.
	Expiration: March 2011, Exercise Price: $17.50	100	8,250
TTEK 110319P00020000	Tetra Tech, Inc.
	Expiration: March 2011, Exercise Price: $20.00	100	17,250
URS 110122P00040000	URS Corporation
	Expiration: January 2011, Exercise Price: $40.00	100	36,000
URS 110416P00035000	URS Corporation
	Expiration: April 2011, Exercise Price: $35.00	90	21,375
			207,874
	Utilities
AWK 110319P00020000	American Water Works Co., Inc.
	Expiration: March 2011, Exercise Price: $20.00	355	15,975
WTR 110319P00017500	Aqua America, Inc.
	Expiration: March 2011, Exercise Price: $17.50	170	6,800
WTR 110319P00020000	Aqua America, Inc.
	Expiration: March 2011, Exercise Price: $20.00	150	17,625
SBS 110122P00035000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
	Expiration: January 2011, Exercise Price: $35.00	145	5,075
CIG 110319P00015000	Companhia Energetica de Minas Gerais - ADR
	Expiration: March 2011, Exercise Price: $15.00	375	22,500
EDE 110319P00020000	The Empire District Electric Company
	Expiration: March 2011, Exercise Price: $20.00	250	60,000
PICO 110122P00025000	PICO Holdings, Inc.
	Expiration: January 2011, Exercise Price: $25.00	75	7,125
PICO 110122P00030000	PICO Holdings, Inc.
	Expiration: January 2011, Exercise Price: $30.00	150	35,625
PICO 110416P00025000	PICO Holdings, Inc.
	Expiration: April 2011, Exercise Price: $25.00	30	4,200
VE 110122P00025000	Veolia Environnement - ADR
	Expiration: January 2011, Exercise Price: $25.00	200	23,000
VE 110122P00030000	Veolia Environnement - ADR
	Expiration: January 2011, Exercise Price: $30.00	100	42,000
VE 110416P00022500	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $22.50	25	2,625
			242,550
	Waste Management and Remediation Services
CLH 110122P00055000	Clean Harbors, Inc.
	Expiration: January 2011, Exercise Price: $55.00	85	9,350
CLH 110416P00055000	Clean Harbors, Inc.
	Expiration: April 2011, Exercise Price: $55.00	25	5,563
WCN 110319P00035000	Waste Connections, Inc.
	Expiration: March 2011, Exercise Price: $35.00	175	14,875
WM 110122P00032500	Waste Management, Inc.
	Expiration: January 2011, Exercise Price: $32.50	160	10,800
WM 120121P00032500	Waste Management, Inc.
	Expiration: January 2012, Exercise Price: $32.50	40	12,100
			52,688
	TOTAL PUT OPTIONS WRITTEN		$1,526,143
	(premiums received $1,837,464)

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments	$13,813,208
	Gross unrealized appreciation		145,166
	Gross unrealized depreciation		(477,227)
	Net unrealized depreciation	$(332,061)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1	Level 2	Level 3	Total
	Common Stocks	$2,324,396	$—	$—	$2,324,396
	Convertible Bonds	—	1,547,500	—	1,547,500
	Corporate Bonds	—	4,051,875	—	4,051,875
	Warrants	—	20,000	—	20,000
	Short-Term Investments	4,783,116	—	—	4,783,116
	Investments Purchased with the Cash
	Proceeds from Securities Lending	754,260	—	—	754,260
	Total Investments in Securities	$7,861,772	$5,619,375	$—	$13,481,147

	Put Options Written	$(1,526,143)	$—	$—	$(1,526,143)

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2010

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

	As Would Be Reflected in the Statement of Assets and Liabilities
	The following is a summary of the fair values of derivative instruments as of September 30, 2010:

		Assets		Liabilities
	Equity Contracts	Description	Fair Value	Description	Fair Value
	Purchased Options	None	$—
				Written option
	Written Options		—	contracts, at value	$1,526,143
	Total		$—		$1,526,143

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2010 (Unaudited)

Identifier	CONVERTIBLE BONDS - 35.23%	Principal Amount	Value
	Computer and Electronic Product Manufacturing - 3.22%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#	$100,000	$101,250
	Holding Company - 5.85%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	200,000	184,000
	Oil and Gas Extraction - 13.37%
165167BW6	Chesapeake Energy Corp.
	2.750%, 11/15/2035#	100,000	95,375
165167CB1	Chesapeake Energy Corp.
	2.250%, 12/15/2038#	420,000	324,975
			420,350
	Professional, Scientific, and Technical Services - 3.13%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013#	100,000	98,375
	Real Estate - 6.51%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037#	100,000	101,500
939653AK7	Washington Real Estate Investment Trust
	3.875%, 09/15/2026#	100,000	103,125
			204,625
	U.S. Equity Exchanges - 3.15%
631103AA6	The NASDAQ OMX Group
	2.500%, 08/15/2013^	100,000	99,125
	TOTAL CONVERTIBLE BONDS		1,107,725
	(cost $1,066,997)

	CORPORATE BONDS - 51.17%
	Administrative and Support Services - 3.26%
22025YAJ9	Corrections Corp. of America
	6.750%, 01/31/2014#	100,000	102,500
	Ambulatory Health Care Services - 2.79%
23918KAE8	Davita, Inc.
	6.625%, 03/15/2013#	86,000	87,827
	Amusement, Gambling, and Recreation Industries - 6.39%
707569AL3	Penn National Gaming, Inc.
	6.750%, 03/01/2015#	200,000	201,000
	Mining (except Oil and Gas) - 8.26%
20854PAB5	CONSOL Energy, Inc.
	7.875%, 03/01/2012#	100,000	106,500
704549AD6	Peabody Energy Corp.
	5.875%, 04/15/2016#	150,000	153,000
			259,500
	Non-Metallic Mineral Product Manufacturing - 4.60%
69073TAL7	Owens-Brockway Glass Container
	6.750%, 12/01/2014#	140,000	144,550
	Oil and Gas Extraction - 10.56%
41754WAE1	Harvest Operations Corp.
	7.250%, 09/30/2013#	200,000	200,214
41754WAJ0	Harvest Operations Corp.
	7.500%, 05/31/2015#	130,000	131,781
			331,995
	Real Estate - 3.13%
345550AH0	Forest City Enterprises
	3.625%, 10/15/2011#	100,000	98,500
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.33%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#	67,000	73,165
	Telecommunications - 3.30%
27876GAQ1	Echostar DBS Corp.
	6.375%, 10/01/2011#	100,000	103,750
	Utilities - 6.55%
629377AT9	NRG Energy, Inc.
	7.250%, 02/01/2014#	200,000	205,750
	TOTAL CORPORATE BONDS		1,608,537
	(cost $1,583,555)

	PUT OPTIONS PURCHASED - 0.00%	Contracts
	Computer and Electronic Product Manufacturing - 0.00%
OOY 110122P00025000	L-3 Communications Holdings, Inc.
	Expiration Date: 1/22/2011,
	Exercise Price: $25.00#	18	90
	TOTAL PURCHASED OPTIONS		90
	(cost $1,224)

	SHORT-TERM INVESTMENTS - 0.53%	Shares
	Money Market Funds - 0.53%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%#b	16,676	16,676
	TOTAL SHORT-TERM INVESTMENTS		16,676
	(cost $16,676)

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 3.18%
	Investment Companies - 3.18%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	99,990	99,990
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		99,990
	(cost $99,990)

	TOTAL INVESTMENTS - 90.11%		$2,833,018
	(cost $2,768,442)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2010. Total loaned securities had a market value of $97,955 at
September 30, 2010.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2010.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2010 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Aerospace Product and Parts Manufacturing
COL 101016P00060000	Rockwell Collins, Inc.
	Expiration: October 2010, Exercise Price: $60.00	3	$675

	Amusement, Gambling, and Recreation Industries
DIS 110122P00030000	The Walt Disney Company
	Expiration: January 2011, Exercise Price: $30.00	7	735

	Asset Management
BAM 101218P00022500	Brookfield Asset Management - Class A
	Expiration: December 2010, Exercise Price: $22.50	5	75
BEN 110122P00107000	Franklin Resources, Inc.
	Expiration: January 2011, Exercise Price: $107.00	2	1,440
GROW 101218P00005000	U.S. Global Investors, Inc. - Class A
	Expiration: December 2010, Exercise Price: $5.00	35	700
GROW 101218P00007500	U.S. Global Investors, Inc. - Class A
	Expiration: December 2010, Exercise Price: $7.50	10	1,125
			3,340
	Beverage and Tobacco Product Manufacturing
VPM 110122P00020000	Altria Group, Inc.
	Expiration: January 2011, Exercise Price: $20.00	4	108
DEO 110122P00065000	Diageo plc - ADR
	Expiration: January 2011, Exercise Price: $65.00	5	800
			908
	Building Material and Garden Equipment and Supplies Dealers
ZCR 110122P00075000	The Sherwin-Williams Company
	Expiration: January 2011, Exercise Price: $75.00	2	840
SHW 120121P00070000	The Sherwin-Williams Company
	Expiration: January 2012, Exercise Price: $70.00	2	1,500
			2,340
	Chemical Manufacturing
BIIB 120121P00055000	Biogen Idec Inc.
	Expiration: January 2012, Exercise Price: $55.00	5	3,725
IAQ 101016P00055000	Sigma-Aldrich Corp.
	Expiration: October 2010, Exercise Price: $55.00	3	37
SIAL 110122P00050000	Sigma-Aldrich Corp.
	Expiration: January 2011, Exercise Price: $50.00	3	210
			3,972
	Clothing and Clothing Accessories Stores
VFF 110122P00030000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $30.00	2	58
VFF 110122P00040000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $40.00	2	274
			332
	Couriers and Messengers
FDX 110122P00070000	FedEx Corp.
	Expiration: January 2011, Exercise Price: $70.00	4	560
FDX 120121P00075000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $75.00	2	1,750
OPS 110122P00055000	United Parcel Service - Class B
	Expiration: January 2011, Exercise Price: $55.00	2	154
OPS 110122P00065000	United Parcel Service - Class B
	Expiration: January 2011, Exercise Price: $65.00	2	580
			3,044
	Credit Intermediation and Related Activities
VAX 110122P00040000	American Express Company
	Expiration: January 2011, Exercise Price: $40.00	2	500
BAC 110219P00013000	Bank Of America Corporation
	Expiration: February 2011, Exercise Price: $13.00	12	1,392
BAC 120121P00012500	Bank Of America Corporation
	Expiration: January 2012, Exercise Price: $12.50	15	3,075
BK 110122P00024000	The Bank Of New York Mellon Corp.
	Expiration: January 2011, Exercise Price: $24.00	4	400
OUY 110122P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2011, Exercise Price: $25.00	4	536
BK 120121P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2012, Exercise Price: $25.00	6	2,190
BOKF 110319P00045000	BOK Financial Corporation
	Expiration: March 2011, Exercise Price: $45.00	6	2,160
XRF 110122P00012500	Discover Financial Services
	Expiration: January 2011, Exercise Price: $12.50	2	60
EWBC 110122P00015000	East West Bancorp, Inc.
	Expiration: January 2011, Exercise Price: $15.00	10	975
FIS 110122P00025000	Fidelity National Information Services, Inc.
	Expiration: January 2011, Exercise Price: $25.00	6	498
FIS 120121P00025000	Fidelity National Information Services, Inc.
	Expiration: January 2012, Exercise Price: $25.00	6	1,545
QAN 101218P00007500	Nara Bancorp Inc.
	Expiration: December 2010, Exercise Price: $7.50	8	1,840
XGP 110122P00050000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $50.00	2	860
XGP 110122P00055000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $55.00	4	3,100
STT 110122P00035000	State Street Corporation
	Expiration: January 2011, Exercise Price: $35.00	2	424
OLD 110122P00045000	State Street Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	2,310
USB 120121P00022500	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $22.50	15	6,450
WFC 110122P00025000	Wells Fargo & Company
	Expiration: January 2011, Exercise Price: $25.00	3	609
ZZH 110122P00017500	The Western Union Company
	Expiration: January 2011, Exercise Price: $17.50	4	440
			29,364
	Data Processor
ZXV 110122P00240000	Mastercard Inc. - Class A
	Expiration: January 2011, Exercise Price: $240.00	1	2,478
VSK 110122P00090000	Visa Inc. - Class A
	Expiration: January 2011, Exercise Price: $90.00	2	3,290
			5,768
	Defense
CACI 110319P00040000	CACI International Inc. - Class A
	Expiration: March 2011, Exercise Price: $40.00	8	1,320

	Depository Credit Intermediation
HDB 101016P00140000	HDFC Bank Ltd. - ADR
	Expiration: October 2010, Exercise Price: $140.00	1	30
VCD 110122P00030000	ICIC Bank Ltd. - ADR
	Expiration: January 2011, Exercise Price: $30.00	2	24
VCD 110122P00035000	ICIC Bank Ltd. - ADR
	Expiration: January 2011, Exercise Price: $35.00	2	62
			116
	Equity Fund
UTH 101120P00090000	Utilities HOLDRs Trust
	Expiration: November 2010, Exercise Price: $90.00	4	230
UTH 110219P00090000	Utilities HOLDRs Trust
	Expiration: February 2011, Exercise Price: $90.00	10	2,350
			2,580
	Fabricated Metal Product Manufacturing
CMC 110122P00015000	Commercial Metals Company
	Expiration: January 2011, Exercise Price: $15.00	12	2,100
FO 110319P00040000	Fortune Brands, Inc.
	Expiration: March 2011, Exercise Price: $40.00	4	490
FO 110319P00045000	Fortune Brands, Inc.
	Expiration: March 2011, Exercise Price: $45.00	6	1,470
			4,060
	Food Manufacturing
ADM 110122P00025000	Archer-Daniels-Midland Company
	Expiration: January 2011, Exercise Price: $25.00	10	310
BG 110122P00050000	Bunge Limited
	Expiration: January 2011, Exercise Price: $50.00	3	480
BG 120121P00050000	Bunge Limited
	Expiration: January 2012, Exercise Price: $50.00	3	1,830
UN 110219P00025000	Unilever NV
	Expiration: February 2011, Exercise Price: $25.00	14	770
			3,390
	Gaming
VEG 110122P00060000	Wynn Resorts Limited
	Expiration: January 2011, Exercise Price: $60.00	1	129

	Holding Company
OYD 110122P00020000	Leucadia National Corporation
	Expiration: January 2011, Exercise Price: $20.00	2	130

	Insurance Carriers and Related Activities
OOE 110122P00070000	China Life Insurance Co., Limited - ADR
	Expiration: January 2011, Exercise Price: $70.00	1	1,120
PGR 101120P00020000	The Progressive Corporation
	Expiration: November 2010, Exercise Price: $20.00	8	360
PGR 110219P00019000	The Progressive Corporation
	Expiration: February 2011, Exercise Price: $19.00	5	350
			1,830
	Leather and Allied Product Manufacturing
VZF 110122P00025000	Coach, Inc.
	Expiration: January 2011, Exercise Price: $25.00	1	20

	Machinery, Equipment, and Supplies Merchant Wholesalers
TTT 101016P00012500	Terra Nova Royalty Corp.
	Expiration: October 2010, Exercise Price: $12.50	4	770
TTT 110122P00010000	Terra Nova Royalty Corp.
	Expiration: January 2011, Exercise Price: $8.71	11	413
			1,183
	Management of Companies and Enterprises
GS 110122P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2011, Exercise Price: $140.00	1	786
GS 120121P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $140.00	1	1,950
			2,736
	Medical Laboratories
LH 110219P00075000	Laboratory Corporation of America Holdings
	Expiration: February 2011, Exercise Price: $75.00	4	1,300

	Mining (except Oil and Gas)
ZBK 110122P00030000	Cameco Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	660
FCX 110122P00055000	Freeport-McMoRan Copper & Gold Inc.
	Expiration: January 2011, Exercise Price: $55.00	1	70
OBQ 110122P00080000	Freeport-McMoRan Copper & Gold Inc.
	Expiration: January 2011, Exercise Price: $80.00	3	1,665
VIE 110122P00042500	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $42.50	2	56
VIE 110122P00045000	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $45.00	2	77
NEM 110122P00047500	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $47.50	2	116
VIE 110122P00050000	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $50.00	2	170
			2,814
	Miscellaneous Manufacturing
BDX 110319P00070000	Becton, Dickinson and Company
	Expiration: March 2011, Exercise Price: $70.00	5	1,500
IGT 110122P00014000	International Game Technology
	Expiration: January 2011, Exercise Price: $14.00	13	1,365
VGG 110122P00015000	International Game Technology
	Expiration: January 2011, Exercise Price: $15.00	3	459
IGT 130119P00012500	International Game Technology
	Expiration: January 2013, Exercise Price: $12.50	12	3,210
			6,534
	Motion Picture and Sound Recording Industries
DWA 101218P00025000	DreamWorks Animation SKG, Inc. - Class A
	Expiration: December 2010, Exercise Price: $25.00	9	225

	Non-Store Retailers
AMZN 110122P00095000	Amazon.com, Inc.
	Expiration: January 2011, Exercise Price: $95.00	2	220
EBAY 110122P00017500	eBay, Inc.
	Expiration: January 2011, Exercise Price: $17.50	12	288
EBAY 120121P00020000	eBay, Inc.
	Expiration: January 2012, Exercise Price: $20.00	5	990
BID 110122P00017500	Sotheby's
	Expiration: January 2011, Exercise Price: $17.50	9	157
BID 110122P00025000	Sotheby's
	Expiration: January 2011, Exercise Price: $25.00	5	375
			2,030
	Oil & Gas & Consumable Fuels
ZPJ 110122P00075000	China Petroleum & Chemical Corp. - ADR
	Expiration: January 2011, Exercise Price: $75.00	3	337
ZPJ 110122P00080000	China Petroleum & Chemical Corp. - ADR
	Expiration: January 2011, Exercise Price: $80.00	1	215
PTR 110122P00100000	PetroChina Company Limited - ADR
	Expiration: January 2011, Exercise Price: $100.00	2	315
PTR 120121P00105000	PetroChina Company Limited - ADR
	Expiration: January 2012, Exercise Price: $105.00	2	2,310
			3,177
	Oil and Gas Extraction
CNQ 110122P00032500	Canadian Natural Resources Ltd.
	Expiration: January 2011, Exercise Price: $32.50	14	2,590
CEO 110319P00160000	CNOOC Limited - ADR
	Expiration: March 2011, Exercise Price: $160.00	2	990
ZBM 110122P00030000	EnCana Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	430
ECA 110122P00031000	EnCana Corporation
	Expiration: January 2011, Exercise Price: $31.00	4	1,120
IMO 101120P00035000	Imperial Oil Ltd.
	Expiration: November 2010, Exercise Price: $35.00	3	120
NXY 110319P00017500	Nexen Inc.
	Expiration: March 2011, Exercise Price: $17.50	7	630
NXY 110319P00020000	Nexen Inc.
	Expiration: March 2011, Exercise Price: $20.00	10	1,850
VDW 110122P00040000	Petroleo Brasileiro S.A.
	Expiration: January 2011, Exercise Price: $40.00	3	1,560
PBR 110416P00034000	Petroleo Brasileiro S.A.
	Expiration: April 2011, Exercise Price: $34.00	6	1,479
STO 101016P00022500	StatoilHydro ASA - ADR
	Expiration: October 2010, Exercise Price: $22.50	9	1,305
ZDT 110122P00055000	StatoilHydro ASA - ADR
	Expiration: January 2011, Exercise Price: $55.00	2	1,100
STO 110416P00020000	StatoilHydro ASA - ADR
	Expiration: April 2011, Exercise Price: $20.00	5	675
OYX 110122P00035000	Suncor Energy, Inc.
	Expiration: January 2011, Exercise Price: $35.00	6	2,220
TOT 120121P00045000	Total SA - ADR
	Expiration: January 2012, Exercise Price: $45.00	5	2,550
XOM1 110122P00045000	XTO Energy, Inc.
	Expiration: January 2011, Exercise Price: $45.00	4	1,052
			19,671
	Other Information Services
GOOG 110319P00460000	Google Inc. - Class A
	Expiration: March 2011, Exercise Price: $460.00	1	1,670

	Other Investment Pools and Funds
ABX 110122P00041000	Barrick Gold Corporation
	Expiration: January 2011, Exercise Price: $41.00	5	648
SKF 110122P00020000	UltraShort Financials ProShares ETF
	Expiration: January 2011, Exercise Price: $20.00	11	2,816
SRS 110122P00025000	UltraShort Real Estate ProShares ETF
	Expiration: January 2011, Exercise Price: $25.00	2	1,065
SDS 110122P00029000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2011, Exercise Price: $29.00	7	1,841
SDS 110319P00026000	UltraShort S&P 500 ProShares ETF
	Expiration: March 2011, Exercise Price: $26.00	7	1,337
			7,707
	Pharmaceutical and Medicine Manufacturing
GENZ 110122P00047500	Genzyme Corporation
	Expiration: January 2011, Exercise Price: $47.50	3	41
GENZ 110122P00052500	Genzyme Corporation
	Expiration: January 2011, Exercise Price: $52.50	2	64
MJN 110122P00045000	Mead Johnson Nutrition Company
	Expiration: January 2011, Exercise Price: $45.00	4	204
			309
	Professional, Scientific, and Technical Services
OLJ 110122P00037500	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $37.50	1	65
OLJ 110122P00040000	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $40.00	2	250
CRL 110219P00030000	Charles River Laboratories International, Inc.
	Expiration: February 2011, Exercise Price: $30.00	5	725
OWC 110122P00025000	Moody's Corporation
	Expiration: January 2011, Exercise Price: $25.00	1	213
			1,253
	Publishing Industries (except Internet)
MHP 110122P00025000	The McGraw-Hill Companies, Inc.
	Expiration: January 2011, Exercise Price: $25.00	4	110

	Rail Transportation
CP 110319P00055000	Canadian Pacific Railway Limited
	Expiration: March 2011, Exercise Price: $55.00	7	1,890
OBC 110122P00045000	CSX Corp.
	Expiration: January 2011, Exercise Price: $45.00	3	306
CSX 110219P00045000	CSX Corp.
	Expiration: February 2011, Exercise Price: $45.00	2	273
OGO 110122P00045000	Norfolk Southern Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	183
NSC 110122P00049000	Norfolk Southern Corporation
	Expiration: January 2011, Exercise Price: $49.00	2	205
NSC 120121P00050000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $50.00	3	1,590
NSC 120121P00055000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $55.00	2	1,448
UNP 110122P00065000	Union Pacific Corporation
	Expiration: January 2011, Exercise Price: $65.00	3	342
UNP 120121P00072500	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $72.50	2	1,675
			7,912
	Real Estate
PSA 110319P00085000	Public Storage
	Expiration: March 2011, Exercise Price: $85.00	2	820
PSA 110319P00090000	Public Storage
	Expiration: March 2011, Exercise Price: $90.00	2	1,110
FVJ 110122P00025000	The St. Joe Company
	Expiration: January 2011, Exercise Price: $25.00	2	410
JOE 120121P00022500	The St. Joe Company
	Expiration: January 2012, Exercise Price: $22.50	10	2,600
			4,940
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
VNB 110122P00070000	Affiliated Managers Group
	Expiration: January 2011, Exercise Price: $70.00	2	640
CBOE 110319P00020000	CBOE Holdings Inc.
	Expiration: March 2011, Exercise Price: $20.00	16	3,856
GHL 110319P00060000	Greenhill & Co., Inc.
	Expiration: March 2011, Exercise Price: $60.00	4	620
IVZ 110122P00020000	Invesco Limited
	Expiration: January 2011, Exercise Price: $20.00	14	1,750
			6,866
	Telecommunications
CHU 101016P00012500	China Unicom (Hong Kong) Limited - ADR
	Expiration: October 2010, Exercise Price: $12.50	3	15
CHU 110122P00012500	China Unicom (Hong Kong) Limited - ADR
	Expiration: January 2011, Exercise Price: $12.50	7	193
			208
	Transportation Equipment Manufacturing
VBO 110122P00045000	Boeing Co.
	Expiration: January 2011, Exercise Price: $45.00	1	52
VBO 110122P00050000	Boeing Co.
	Expiration: January 2011, Exercise Price: $50.00	1	83
GD 110122P00070000	General Dynamics Corporation
	Expiration: January 2011, Exercise Price: $70.00	3	2,685
VOJ 110122P00045000	Northrop Grumman Corporation
	Expiration: January 2011, Exercise Price: $45.00	1	45
			2,865
	Utilities
AYE 101016P00025000	Allegheny Energy, Inc.
	Expiration: October 2010, Exercise Price: $25.00	4	248
AYE 110416P00022500	Allegheny Energy, Inc.
	Expiration: April 2011, Exercise Price: $22.50	10	850
AWK 110319P00020000	American Water Works Co., Inc.
	Expiration: March 2011, Exercise Price: $20.00	6	270
CPN 110122P00012500	Calpine Corp.
	Expiration: January 2011, Exercise Price: $12.50	20	1,900
GXP 101218P00017500	Great Plains Energy Incorporated
	Expiration: December 2010, Exercise Price: $17.50	8	240
GXP 110319P00017500	Great Plains Energy Incorporated
	Expiration: March 2011, Exercise Price: $17.50	10	700
HNP 101120P00022500	Huaneng Power International, Inc. - ADR
	Expiration: November 2010, Exercise Price: $22.50	8	240
HNP 110219P00022500	Huaneng Power International, Inc. - ADR
	Expiration: February 2011, Exercise Price: $22.50	8	640
KEP 101218P00015000	Korea Electric Power Corporation - ADR
	Expiration: December 2010, Exercise Price: $15.00	10	2,175
KEP 110319P00012500	Korea Electric Power Corporation - ADR
	Expiration: March 2011, Exercise Price: $12.50	12	1,230
KEP 110319P00015000	Korea Electric Power Corporation - ADR
	Expiration: March 2011, Exercise Price: $15.00	10	2,500
ZOD 110122P00012500	Mirant Corporation
	Expiration: January 2011, Exercise Price: $12.50	8	2,220
OBD 110122P00025000	NRG Energy, Inc.
	Expiration: January 2011, Exercise Price: $25.00	6	2,490
PICO 110122P00030000	PICO Holdings, Inc.
	Expiration: January 2011, Exercise Price: $30.00	10	2,375
UNS 110319P00030000	Unisource Energy Corporation
	Expiration: March 2011, Exercise Price: $30.00	10	2,500
VE 110416P00022500	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $22.50	10	1,050
VE 110416P00025000	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $25.00	4	720
			22,348
	U.S. Equity Exchanges
XGV 110122P00020000	The NASDAQ OMX Group
	Expiration: January 2011, Exercise Price: $20.00	5	787
NDAQ 120121P00017500	The Nasdaq OMX Group
	Expiration: January 2012, Exercise Price: $17.50	10	2,075
NYX 120121P00025000	NYSE Euronext
	Expiration: January 2012, Exercise Price: $25.00	12	3,870
			6,732
	Warehousing and Storage
IRM 101016P00025000	Iron Mountain Incorporated
	Expiration: October 2010, Exercise Price: $25.00	3	810

	Wireless Telecommunications Carriers (except Satellite)
VUX 110122P00020000	Vodafone Group PLC - ADR
	Expiration: January 2011, Exercise Price: $20.00	11	330
	TOTAL PUT OPTIONS WRITTEN		$167,783
	(premiums received $239,791)

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

	Cost of investments	$2,770,710
	Gross unrealized appreciation		66,113
	Gross unrealized depreciation		(3,805)
	Net unrealized appreciation	$62,308

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at September 30, 2010

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

		Level 1	Level 2	Level 3	Total
	Convertible Bonds	$—	$1,107,725	$—	$1,107,725
	Corporate Bonds	—	1,608,537	—	1,608,537
	Put Options Purchased	90	—	—	90
	Short-Term Investments	16,676	—	—	16,676
	Investments Purchased with the Cash
	Proceeds from Securities Lending	99,990	—	—	99,990
	Total Investments in Securities	$116,756	$2,716,262	$—	$2,833,018

	Put Options Written	$(167,783)	$—	$—	$(167,783)

	In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
	ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
	For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2010

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

	As Would Be Reflected in Statement of Assets and Liabilities
	The following is a summary of the fair values of derivative instruments as of September 30, 2010:

		Assets		Liabilities
	Equity Contracts	Description	Fair Value	Description	Fair Value
	Purchased Options	Investments*	$90
				Written option
	Written Options		—	contracts, at value	$167,783
	Total		$90		$167,783
	* Purchased options are included in investments with other long positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*                    /s/ Peter B. Doyle
 Peter B. Doyle, President

Date    November 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Peter B. Doyle
Peter B. Doyle, President

Date    November 20, 2010

By (Signature and Title)*                   /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date    November 20, 2010

* Print the name and title of each signing officer under his or her signature.